Financial Instruments - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Borrowings (measured at amortized cost)	$ 764,570	$ 400,911	$ 567,899
Derivative financial liabilities (measured at FVTPL)	380,232
Other long-term liability to related party (measured at amortized cost)	7,440	7,440
Long-term incentive plan (measured at FVTPL)	544	56,334
Trade and other payables (measured at amortized cost)	49,188	28,587
Lease liabilities (measured at amortized cost)	40,532	122,140	$ 108,947
Liabilities to related parties (measured at amortized cost)	1,131	638
Other current liabilities	53,664	42,012
Financial liabilities	$ 1,297,301	$ 658,062